United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/2013

Date of Reporting Period: Six months ended 10/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
October 31, 2012
Share Class	Ticker
Institutional	FIIFX
Service	INISX

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At October 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	93.0%
U.S. Treasury Securities	1.8%
Foreign Government Debt Securities	1.1%
Municipal Bond	0.5%
Asset-Backed Security[2]	0.0%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	2.3%
Other Assets and Liabilities—Net[5]	1.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount or Shares			Value
		Asset-Backed SecuritY—0.0%
		Home Equity Loan—0.0%
$398	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029 (IDENTIFIED COST $398)	$336
		Corporate Bonds—93.0%
		Basic Industry - Chemicals—1.6%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,232,418
800,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	853,438
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	523,551
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,360,994
640,000		RPM International, Inc., 6.50%, 2/15/2018	758,884
860,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,017,096
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	538,764
		TOTAL	6,285,145
		Basic Industry - Metals & Mining—5.3%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	554,597
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,155,299
1,110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,420,469
1,100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	1,107,554
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	313,745
930,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	920,907
505,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	515,521
400,000		ArcelorMittal, 6.125%, 6/1/2018	398,972
850,000		ArcelorMittal, Sr. Unsecd. Note, 4.75%, 2/25/2017	835,383
430,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	439,098
2,500,000		ArcelorMittal, Sr. Unsecd. Note, 5.50%, 8/5/2020	2,413,092
150,000		ArcelorMittal, Sr. Unsecd. Note, 7.00%, 3/1/2041	137,513
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,269,544
925,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	935,217
1,430,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,602,315
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	990,385
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,118,234
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Basic Industry - Metals & Mining—continued
$640,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	$657,062
630,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	751,996
2,350,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	2,607,995
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	558,305
		TOTAL	20,703,203
		Basic Industry - Paper—1.3%
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	2,126,683
650,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	690,440
550,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	609,997
1,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,248,154
227,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	289,160
		TOTAL	4,964,434
		Capital Goods - Aerospace & Defense—0.4%
675,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	788,063
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	343,500
630,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	565,559
		TOTAL	1,697,122
		Capital Goods - Building Materials—0.9%
300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	336,006
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,189,637
1,530,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,814,618
		TOTAL	3,340,261
		Capital Goods - Construction Machinery—0.4%
1,280,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,392,468
		Capital Goods - Diversified Manufacturing—1.6%
615,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	637,420
560,000		Dover Corp., Note, 5.45%, 3/15/2018	667,190
510,000		Harsco Corp., 5.75%, 5/15/2018	561,855
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	532,183
544,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 6.50%, 2/13/2013	552,803
550,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	709,795
1,680,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	1,936,202
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	831,250
		TOTAL	6,428,698
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Packaging—0.2%
$740,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.00%, 3/1/2023	$762,739
		Communications - Media & Cable—1.2%
770,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	940,005
1,520,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,729,994
770,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	776,942
1,140,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	1,331,815
		TOTAL	4,778,756
		Communications - Media Noncable—1.7%
1,620,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,796,175
130,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	136,492
775,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	878,918
800,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	856,523
1,800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	1,932,727
1,210,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	1,237,600
		TOTAL	6,838,435
		Communications - Telecom Wireless—2.4%
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	413,062
750,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	831,144
4,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	5,027,906
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	1,316,009
1,580,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,660,322
		TOTAL	9,248,443
		Communications - Telecom Wirelines—2.1%
1,290,000		Alltel Corp., Deb., 6.50%, 11/1/2013	1,363,564
1,560,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,717,839
1,900,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	1,945,475
1,500,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	1,607,350
910,000		Rogers Communications, Inc., 5.50%, 3/15/2014	970,218
410,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	417,688
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	279,450
		TOTAL	8,301,584
		Consumer Cyclical - Automotive—3.6%
1,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	1,050,297
1,200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	1,214,267
2,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	2,046,786
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Automotive—continued
$370,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	$383,808
575,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	621,578
520,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	538,482
1,490,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,644,538
3,400,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	3,645,535
150,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	152,377
990,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	1,036,760
1,650,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,708,804
		TOTAL	14,043,232
		Consumer Cyclical - Entertainment—0.7%
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,902,358
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	639,784
290,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	315,553
		TOTAL	2,857,695
		Consumer Cyclical - Lodging—1.2%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,522,500
1,550,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,586,107
1,010,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	1,054,610
420,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	469,049
3,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	3,361
		TOTAL	4,635,627
		Consumer Cyclical - Retailers—0.5%
430,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	464,731
560,000		Best Buy Co., Inc., Sr. Unsecd. Note, 7.00%, 7/15/2013	572,682
313,498	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	340,898
540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	612,175
		TOTAL	1,990,486
		Consumer Cyclical - Services—0.9%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,525,663
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	552,517
400,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	508,349
		TOTAL	3,586,529
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Non-Cyclical - Food/Beverage—2.2%
$800,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	$872,540
2,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	2,891,205
1,000,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,101,541
2,010,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	2,233,685
750,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	809,149
640,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	681,600
		TOTAL	8,589,720
		Consumer Non-Cyclical - Health Care—0.7%
360,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	383,105
1,700,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,710,503
550,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	649,815
		TOTAL	2,743,423
		Consumer Non-Cyclical - Pharmaceuticals—0.8%
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,353,865
310,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	322,447
1,270,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	1,466,353
		TOTAL	3,142,665
		Consumer Non-Cyclical - Products—0.2%
800,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	812,170
		Consumer Non-Cyclical - Tobacco—0.1%
370,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	460,523
		Energy - Independent—2.0%
430,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	468,787
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	190,400
500,000		Petroleos Mexicanos, 6.50%, 6/2/2041	623,125
5,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	5,375,000
270,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	290,953
460,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	536,668
214,636	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	224,295
		TOTAL	7,709,228
		Energy - Integrated—1.7%
990,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,114,057
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	727,181
400,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	419,441
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Integrated—continued
$740,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	$961,769
950,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	1,029,999
1,200,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	1,536,408
250,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	258,304
785,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	804,758
		TOTAL	6,851,917
		Energy - Oil Field Services—1.1%
350,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	390,300
600,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	805,546
490,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	563,963
435,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	447,445
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	806,284
750,000		Weatherford International Ltd., 9.875%, 3/1/2039	1,077,377
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	60,460
		TOTAL	4,151,375
		Energy - Refining—0.8%
410,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	530,990
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,925,682
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	522,797
		TOTAL	2,979,469
		Financial Institution - Banking—18.9%
800,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	1,083,070
1,550,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,700,431
8,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	8,529,928
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,202,326
2,550,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,967,417
1,000,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	1,025,495
1,700,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	1,674,500
1,180,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,291,049
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	1,198,290
680,000		Capital One Capital V, 10.25%, 8/15/2039	703,800
3,500,000		Capital One Capital VI, 8.875%, 5/15/2040	3,601,188
1,000,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	1,084,364
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$940,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	$1,039,102
710,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	784,578
400,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	436,650
3,080,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	3,254,143
675,000		City National Corp., Note, 5.25%, 9/15/2020	744,657
1,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	1,857,249
830,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	894,816
2,510,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	2,633,334
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,323,871
2,100,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	2,205,968
750,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	776,059
360,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	436,302
1,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,851,190
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,191,703
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	1,072,634
1,440,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,485,164
3,360,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	3,498,146
760,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	822,991
600,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	662,876
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,589,914
610,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	664,762
2,810,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	3,270,666
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	3,148,762
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	186,009
1,230,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,237,610
1,784,821	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	1,328,227
1,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,913,258
770,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	825,986
440,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	477,053
2,300,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	2,492,970
2,280,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,736,486
97,364	[1,2]	World Financial, Pass Thru Cert., Series 144A, 6.91%, 9/1/2013	98,947
		TOTAL	74,003,941
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Brokerage—5.6%
$1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	$1,550,531
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	665,464
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,198,347
760,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	945,522
3,000,000	[1,2]	FMR LLC, Series 144A, 4.75%, 3/1/2013	3,035,934
2,000,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	2,330,904
885,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,016,815
490,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	537,775
2,140,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	2,514,500
515,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 5/21/2019	566,174
1,370,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	1,495,004
390,000		Nuveen Investments, 5.50%, 9/15/2015	374,400
1,790,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	2,277,732
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	74,497
1,200,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	1,333,744
1,830,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,957,690
		TOTAL	21,875,033
		Financial Institution - Finance Noncaptive—3.9%
1,840,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	2,407,572
1,500,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,601,998
1,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,132,216
1,800,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	2,096,302
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,103,591
500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.52%, 12/21/2065	357,500
750,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	779,062
485,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	514,384
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	569,945
3,300,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	3,602,722
		TOTAL	15,165,292
		Financial Institution - Insurance - Health—0.3%
1,000,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,275,050
		Financial Institution - Insurance - Life—4.8%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,566,407
1,000,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,349,073
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	1,060,648
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - Life—continued
$1,300,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	$1,377,327
2,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,458,286
950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,228,120
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	253,834
1,000,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	1,181,672
1,790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	2,757,558
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	423,500
800,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	818,098
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	768,982
420,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	429,844
920,000		Prudential Financial, Inc., Series MTN, 5.15%, 1/15/2013	928,571
400,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	514,310
380,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	488,402
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,335,126
		TOTAL	18,939,758
		Financial Institution - Insurance - P&C—2.7%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	706,737
690,000		CNA Financial Corp., 6.50%, 8/15/2016	796,989
770,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	908,016
130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	153,054
590,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	739,917
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	691,540
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	454,236
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	240,492
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	1,465,856
1,700,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	2,489,344
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	227,827
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,620,000
		TOTAL	10,494,008
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - REITs—3.5%
$640,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	$734,657
300,000		AMB Property LP, Series MTN, 6.30%, 6/1/2013	308,095
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	650,200
2,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	2,403,400
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	495,301
1,000,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,141,760
1,570,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,848,921
425,000		Liberty Property LP, 6.625%, 10/1/2017	512,009
1,120,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	1,381,946
1,310,000		ProLogis Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	1,436,314
670,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	750,186
1,180,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	1,426,051
370,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	413,017
		TOTAL	13,501,857
		Municipal Services—0.4%
560,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	571,900
960,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,007,011
		TOTAL	1,578,911
		Sovereign—0.8%
1,630,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,719,550
425,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	463,822
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	929,359
		TOTAL	3,112,731
		Technology—4.6%
580,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	589,020
350,000		BMC Software, Inc., 7.25%, 6/1/2018	406,319
960,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	947,418
560,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	613,972
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,984,186
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,890,747
1,220,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.60%, 9/15/2017	1,188,928
1,200,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,224,018
1,760,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	1,843,334
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	959,287
250,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	295,278
Semi-Annual Shareholder Report
11

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$1,870,000		KLA-Tencor Corp., 6.90%, 5/1/2018	$2,255,568
755,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	768,006
455,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	501,323
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	357,729
850,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	915,865
645,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	665,028
450,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	476,355
		TOTAL	17,882,381
		Transportation - Airlines—0.8%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	516,387
2,460,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,739,035
		TOTAL	3,255,422
		Transportation - Railroads—0.2%
523,406		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	615,217
		Transportation - Services—1.6%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,019,406
945,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	1,084,817
1,220,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	1,392,896
1,100,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	1,123,902
515,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	533,044
1,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,054,056
		TOTAL	6,208,121
		Utility - Electric—5.4%
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	535,936
1,090,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,346,441
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	2,710,482
770,000	[1,2]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	814,409
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,083,839
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,790,101
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	469,815
280,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	302,854
2,050,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,371,020
Semi-Annual Shareholder Report
12

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Electric—continued
$325,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	$369,538
590,656	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	636,988
665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	718,195
1,630,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,100,542
1,830,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,723,842
430,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	462,631
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	611,321
800,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	901,636
1,140,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	1,230,076
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	130,434
		TOTAL	21,310,100
		Utility - Natural Gas Distributor—0.4%
250,000		Atmos Energy Corp., 8.50%, 3/15/2019	332,096
1,035,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	1,168,222
		TOTAL	1,500,318
		Utility - Natural Gas Pipelines—3.5%
740,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	800,392
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	979,949
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,038,817
2,050,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	2,274,094
1,860,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,441,520
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	418,498
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,671,008
730,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	933,190
680,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	684,446
2,060,000		Williams Partners LP, 5.25%, 3/15/2020	2,427,599
		TOTAL	13,669,513
		TOTAL CORPORATE BONDS (IDENTIFIED COST $327,816,679)	363,683,000
Semi-Annual Shareholder Report
13

Principal Amount or Shares			Value
		MUNICIPAL BOND—0.5%
		Municipal Services—0.5%
$1,830,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $1,830,000)	$1,879,062
		FOREIGN Governments/Agencies—1.1%
		Sovereign—1.1%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	367,520
1,340,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	1,599,290
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,048,160
1,000,000		United Mexican States, Note, 5.625%, 1/15/2017	1,169,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,624,920)	4,183,970
		U.S. Treasury—1.8%
7,000,000		United States Treasury Note, 1.625%, 8/15/2022 (IDENTIFIED COST $6,991,843)	6,955,704
		MUTUAL FUND—2.3%
8,945,667	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.16% (AT NET ASSET VALUE)	8,945,667
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $349,209,507)[6]	385,647,739
		OTHER ASSETS AND LIABILITIES - NET—1.3%[7]	5,295,887
		TOTAL NET ASSETS—100%	$390,943,626
At October 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
8U.S. Treasury Bond 30-Year Short Futures	80	$11,945,000	December 2012	$(6,430)
8U.S. Treasury Bond Ultra Long Short Futures	120	$19,811,250	December 2012	$66,293
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$59,863
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities amounted to $91,480,168, which represented 23.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2012, these liquid restricted securities amounted to $88,242,684, which represented 22.6% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
Semi-Annual Shareholder Report
14

4	Affiliated holding.
5	7-Day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
15

The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$—	$—	$336	$336
Corporate Bonds	—	362,354,773	1,328,227	363,683,000
Municipal Bond	—	1,879,062	—	1,879,062
Foreign Governments/Agencies	—	4,183,970	—	4,183,970
U.S. Treasury	—	6,955,704	—	6,955,704
Mutual Fund	8,945,667	—	—	8,945,667
TOTAL SECURITIES	$8,945,667	$375,373,509	$1,328,563	$385,647,739
OTHER FINANCIAL INSTRUMENTS*	$59,863	$—	$—	$59,863
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2012	Year Ended April 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.09	$10.22	$10.06	$8.93	$10.01	$10.02
Income From Investment Operations:
Net investment income	0.22	0.45	0.49	0.47	0.50	0.51
Net realized and unrealized gain (loss) on investments and futures contracts	0.26	(0.02)	0.16	1.13	(1.08)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.48	0.43	0.65	1.60	(0.58)	0.50
Less Distributions:
Distributions from net investment income	(0.22)	(0.45)	(0.49)	(0.47)	(0.50)	(0.51)
Distributions from net realized gain on investments and futures contracts	—	(0.11)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.22)	(0.56)	(0.49)	(0.47)	(0.50)	(0.51)
Net Asset Value, End of Period	$10.35	$10.09	$10.22	$10.06	$8.93	$10.01
Total Return[1]	4.77%	4.33%	6.59%	18.18%	(5.72)%	5.08%
Ratios to Average Net Assets:
Net expenses	0.56%[2]	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	4.24%[2]	4.45%	4.83%	4.81%	5.45%	5.07%
Expense waiver/reimbursement[3]	0.22%[2]	0.24%	0.23%	0.25%	0.21%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$242,903	$261,834	$302,135	$335,767	$186,136	$176,944
Portfolio turnover	13%	20%	22%	70%	28%	34%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2012	Year Ended April 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.09	$10.22	$10.06	$8.93	$10.01	$10.02
Income From Investment Operations:
Net investment income	0.20	0.42	0.46	0.44	0.48	0.48
Net realized and unrealized gain (loss) on investments and futures contracts	0.26	(0.02)	0.16	1.13	(1.08)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.40	0.62	1.57	(0.60)	0.47
Less Distributions:
Distributions from net investment income	(0.20)	(0.42)	(0.46)	(0.44)	(0.48)	(0.48)
Distributions from net realized gain on investments and futures contracts	—	(0.11)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.20)	(0.53)	(0.46)	(0.44)	(0.48)	(0.48)
Net Asset Value, End of Period	$10.35	$10.09	$10.22	$10.06	$8.93	$10.01
Total Return[1]	4.64%	4.07%	6.33%	17.89%	(5.95)%	4.83%
Ratios to Average Net Assets:
Net expenses	0.81%[2]	0.81%	0.81%	0.81%	0.80%	0.80%
Net investment income	3.98%[2]	4.16%	4.55%	4.55%	5.20%	4.83%
Expense waiver/reimbursement[3]	0.42%[2]	0.44%	0.44%	0.45%	0.41%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$148,040	$171,273	$70,365	$168,592	$128,292	$28,097
Portfolio turnover	13%	20%	22%	70%	28%	34%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities
October 31, 2012 (unaudited)
Assets:
Total investment in securities, at value including $8,945,667 of investment in an affiliated holding (Note 5) (identified cost $349,209,507)		$385,647,739
Restricted cash (Note 2)		734,000
Income receivable		4,890,307
Receivable for shares sold		909,869
TOTAL ASSETS		392,181,915
Liabilities:
Payable for shares redeemed	$643,997
Payable for daily variation margin	193,750
Income distribution payable	259,518
Payable to adviser (Note 5)	489
Payable for transfer and dividend disbursing agent fees and expenses	89,204
Payable for Directors'/Trustees' fees	119
Payable for shareholder services fee (Note 5)	41,858
Accrued expenses	9,354
TOTAL LIABILITIES		1,238,289
Net assets for 37,756,202 shares outstanding		$390,943,626
Net Assets Consist of:
Paid-in capital		$355,542,625
Net unrealized appreciation of investments and futures contracts		36,498,095
Accumulated net realized loss on investments and futures contracts		(1,211,416)
Undistributed net investment income		114,322
TOTAL NET ASSETS		$390,943,626
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$242,903,202 ÷ 23,459,033 shares outstanding, no par value, unlimited shares authorized		$10.35
Service Shares:
$148,040,424 ÷ 14,297,169 shares outstanding, no par value, unlimited shares authorized		$10.35
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended October 31, 2012 (unaudited)
Investment Income:
Interest			$10,225,655
Dividends received from an affiliated holding (Note 5)			5,466
TOTAL INCOME			10,231,121
Expenses:
Investment adviser fee (Note 5)		$1,065,276
Administrative fee (Note 5)		166,324
Custodian fees		10,768
Transfer and dividend disbursing agent fees and expenses		187,302
Directors'/Trustees' fees		1,545
Auditing fees		12,325
Legal fees		3,998
Portfolio accounting fees		74,924
Distribution services fee (Note 5)		215,819
Shareholder services fee (Note 5)		280,022
Account administration fee (Note 2)		1,327
Share registration costs		22,995
Printing and postage		11,547
Insurance premiums		2,304
Miscellaneous		637
TOTAL EXPENSES		2,057,113
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(353,579)
Waiver of administrative fee (Note 5)	(2,817)
Waiver of distribution services fee (Note 5)	(215,819)
Reimbursement of shareholder services fee (Note 5)	(64,621)
Reimbursement of account administration fee (Note 2)	(909)
TOTAL WAIVERS AND REIMBURSEMENTS		(637,745)
Net expenses			1,419,368
Net investment income			8,811,753
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			7,752,290
Net realized loss on futures contracts			(4,691,056)
Net change in unrealized appreciation of investments			6,482,080
Net change in unrealized depreciation of futures contracts			967,618
Net realized and unrealized gain on investments and futures contracts			10,510,932
Change in net assets resulting from operations			$19,322,685
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 10/31/2012	Year Ended 4/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,811,753	$17,180,843
Net realized gain (loss) on investments and futures contracts	3,061,234	(5,637,207)
Net change in unrealized appreciation/depreciation of investments and futures contracts	7,449,698	5,980,575
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,322,685	17,524,211
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,354,740)	(11,965,802)
Service Shares	(3,428,790)	(5,158,072)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	—	(2,756,937)
Service Shares	—	(1,663,604)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,783,530)	(21,544,415)
Share Transactions:
Proceeds from sale of shares	51,492,070	221,054,275
Net asset value of shares issued to shareholders in payment of distributions declared	7,050,042	16,919,177
Cost of shares redeemed	(111,245,545)	(173,344,881)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(52,703,433)	64,628,571
Change in net assets	(42,164,278)	60,608,367
Net Assets:
Beginning of period	433,107,904	372,499,537
End of period (including undistributed net investment income of $114,322 and $86,099, respectively)	$390,943,626	$433,107,904
See Notes which are an integral part of the Financial Statements
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21

Notes to Financial Statements
October 31, 2012 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
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Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended October 31, 2012, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed
Institutional Shares	$909	$(909)
Service Shares	418	—
TOTAL	$1,327	$(909)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $15,747,545 and $45,917,589, respectively. This is based on amounts held as of each month-end throughout the six month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$(59,863)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(4,691,056)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$967,618
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26

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,902,358
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999-9/29/1999	$1,138,408	$1,335,126
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2012		Year Ended 4/30/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,983,200	$30,275,734	9,256,280	$93,356,026
Shares issued to shareholders in payment of distributions declared	368,088	3,739,146	1,070,992	10,716,834
Shares redeemed	(5,834,638)	(59,075,439)	(13,933,950)	(140,553,866)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,483,350)	$(25,060,559)	(3,606,678)	$(36,481,006)
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	Six Months Ended 10/31/2012		Year Ended 4/30/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,097,201	$21,216,336	12,731,350	$127,698,249
Shares issued to shareholders in payment of distributions declared	325,724	3,310,896	622,159	6,202,343
Shares redeemed	(5,094,970)	(52,170,106)	(3,266,205)	(32,791,015)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,672,045)	$(27,642,874)	10,087,304	$101,109,577
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,155,395)	$(52,703,433)	6,480,626	$64,628,571
4. FEDERAL TAX INFORMATION
At October 31, 2012, the cost of investments for federal tax purposes was $349,209,507. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $36,438,232. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,465,695 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,027,463.
At April 30, 2012, the Fund had a capital loss carryforward of $4,137,593 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$2,175,743	$1,961,850	$4,137,593
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2012, the Adviser voluntarily waived $350,157 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
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Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,817 of its fee.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$215,819	$(215,819)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended October 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Institutional Shares	$64,621	$(64,621)
Service Shares	215,401	—
TOTAL	$280,022	$(64,621)
For the six months ended October 31, 2012, FSSC did not receive any fees paid by the Fund.
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Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended October 31, 2012, the Adviser reimbursed $3,422. Transactions involving the affiliated holding during the six months ended October 31, 2012, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2012	10,603,550
Purchases/Additions	93,686,593
Sales/Reductions	95,344,476
Balance of Shares Held 10/31/2012	8,945,667
Value	$8,945,667
Dividend Income	$5,466
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2012, were as follows:
Purchases	$30,934,244
Sales	$91,632,944
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2012, there were no outstanding loans. During the six months ended October 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2012, there were no outstanding loans. During the six months ended October 31, 2012, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2012	Ending Account Value 10/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,047.70	$2.89
Service Shares	$1,000	$1,046.40	$4.18
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.38	$2.85
Service Shares	$1,000	$1,021.12	$4.13
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.56%
Service Shares	0.81%
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Evaluation and Approval of Advisory Contract–May 2012
Federated Intermediate Corporate Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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35

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Semi-Annual Shareholder Report
36

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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38

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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40

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-01 (12/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
October 31, 2012
Share Class	Ticker
A	FTIAX
Institutional	FSTIX
Service	FSISX
Y	FSTYX

Federated Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2012 through October 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At October 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	38.2%
Corporate Debt Securities	34.8%
Mortgage-Backed Securities[3]	18.3%
U.S. Treasury and Agency Securities[4]	4.1%
Floating Rate Loans	2.2%
Foreign Debt Securities	1.1%
Trade Finance Agreements	0.4%
Securities Lending Collateral[5]	1.7%
Derivative Contracts[6,7]	(0.0)%
Cash Equivalents[8]	1.4%
Other Assets and Liabilities—Net[9]	(2.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
5	Represents cash collateral received from portfolio securities on loan which is invested in short-term investments such as repurchase agreements or money market mutual funds.
6	Represents less than 0.1%.
7	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount or Shares			Value
		Adjustable Rate Mortgages—0.5%
		Federal Home Loan Mortgage Corporation—0.1%
$16,557	[1]	FHLMC ARM 390260, 2.476%, 10/01/2030	$17,108
46,677	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	50,832
9,780	[1]	FHLMC ARM 420196, 5.314%, 11/01/2030	10,651
28,486	[1]	FHLMC ARM 606116, 2.143%, 9/1/2019	29,217
776,716	[1]	FHLMC ARM 780443, 2.160%, 3/01/2033	821,850
32,409	[1]	FHLMC ARM 785167, 2.141%, 12/01/2018	33,156
		TOTAL	962,814
		Federal National Mortgage Association—0.4%
24,938	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	27,158
655,692	[1]	FNMA ARM 544843, 2.878%, 10/01/2027	695,298
454,203	[1]	FNMA ARM 544852, 2.920%, 4/01/2028	482,401
673,317	[1]	FNMA ARM 544884, 2.898%, 5/01/2034	718,542
881,378	[1]	FNMA ARM 556379, 1.553%, 5/01/2040	899,920
274,945	[1]	FNMA ARM 556388, 1.553%, 5/01/2040	280,760
1,553,897	[1]	FNMA ARM 618128, 2.344%, 8/01/2033	1,621,973
		TOTAL	4,726,052
		Government National Mortgage Association—0.0%
15,855	[1]	GNMA ARM 8902, 1.625%, 30 Year, 1/20/2022	16,289
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $5,507,574)	5,705,155
		Asset-Backed Securities—38.2%
		Auto Receivables—19.2%
5,000,000	[1,2,3]	Ally Master Owner Trust 2010-1, Class A, 1.964%, 1/15/2015	5,013,400
3,000,000	[1]	Ally Master Owner Trust 2011-3 A1, Class A1, 0.844%, 5/15/2016	3,003,661
5,000,000	[1,2,3]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,031,980
3,000,000	[1,2,3]	Ally Master Owner Trust 2012-3, Class D, 2.564%, 6/15/2017	3,007,861
1,779,000	[1]	Americredit Automobile Receivables Trust 2009-1, Class C, 4.99%, 7/17/2017	1,822,924
5,000,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	5,033,090
2,500,000		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	2,634,197
535,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	550,080
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Auto Receivables—continued
$223,418		Americredit Automobile Receivables Trust 2011-2, Class A2, 0.90%, 9/8/2014	$223,780
5,000,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	5,180,130
10,000,000	[1]	Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,831,649
2,000,000	[1]	Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	2,049,146
13,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	13,342,215
10,000,000	[1]	BMW Vehicle Lease Trust 2012-1, Class A4, 0.93%, 9/21/2015	10,032,850
13,000,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	13,258,175
6,375,000		Chrysler Financial Auto Securitization Trust 2010-A, Class B, 1.65%, 11/8/2013	6,382,565
7,500,000	[1]	Chrysler Financial Auto Securitization Trust 2010-A, Class C, 2.00%, 1/8/2014	7,515,840
9,000,000	[2,3]	Ford Credit Auto Lease Trust 2012-A, Class B, 1.61%, 10/15/2016	9,034,785
6,500,000	[1]	Ford Credit Auto Owner Trust 2012-B, Class C, 2.08%, 2/15/2018	6,626,905
10,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.61%, 2/15/2016	10,029,832
5,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 2.96%, 2/15/2016	5,056,951
4,811,548	[1]	Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	4,820,433
9,000,000	[1]	Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	9,044,693
10,000,000	[1,2,3]	Huntington Auto Trust 2011-1A, Class D, 3.520%, 6/15/2018	10,403,837
4,000,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	4,098,169
5,600,000	[1,2,3]	Hyundai Auto Lease Securitization Trust 2011-A, Class A3, 1.020%, 8/15/2014	5,630,884
6,000,000		Hyundai Auto Receivables Trust 2011-B, Class D, 3.51%, 11/15/2017	6,381,754
6,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	6,125,129
6,000,000	[1,2,3]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.213%, 9/20/2016	6,007,800
2,000,000	[2,3]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	2,054,083
9,000,000	[1,2,3]	Mercedes-Benz Auto Lease Trust 2011-A, Class A4, 1.45%, 10/17/2016	9,089,415
121,619		Mercedes-Benz Auto Receivables 2009-1, Class A3, 1.67%, 1/15/2014	122,073
5,073,000	[1,2,3]	Navistar Financial 2012-A Owner Trust, Class D, 3.29%, 1/18/2019	5,100,955
8,120,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2011-1, Class C, 2.711%, 10/25/2016	8,206,182
2,000,000		Nissan Auto Lease Trust 2011-A, Class A4, 1.24%, 4/17/2017	2,021,430
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Auto Receivables—continued
$2,250,000	[1,2,3]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.364%, 1/15/2015	$2,255,427
3,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2011-1 A, Class A4, 1.57%, 11/20/2017	3,009,885
5,000,000	[1,2,3]	SMART ABS Series 2012-2US Trust, Class A4B, 1.464%, 3/14/2018	5,026,550
1,915,880	[1,2,3]	SMART Series 2011-2US Trust, Class A2B, 0.964%, 11/14/2013	1,917,426
3,500,000	[1,2,3]	SMART Series 2012-1US Trust, Class A3B, 1.114%, 5/14/2016	3,519,250
6,000,000	[1]	Santander Drive Auto Receivables Trust 2012-4, Class B, 1.83%, 3/15/2017	6,064,815
5,500,000	[1,2,3]	Volkswagen Credit Auto Master Trust 2011-1A, Class Note, 0.891%, 9/20/2016	5,538,597
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	4,048,740
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	4,069,140
2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,512,213
		TOTAL	242,730,896
		Credit Card—7.4%
4,990,000	[1,2,3]	ARRAN Cards Funding PLC 2012-1A, Class A1, 0.914%, 7/15/2015	4,990,748
10,000,000	[1]	Bank of America Credit Card Trust 2006-C5, Class C5, 0.614%, 1/15/2016	9,961,109
10,000,000	[1]	Bank of America Credit Card Trust 2008-C5, Class C5, 4.964%, 3/15/2016	10,345,528
3,799,000		Bank One Issuance Trust 2003-C3, Class C3, 4.77%, 2/16/2016	3,884,891
2,600,000	[1]	Citibank Credit Card Issuance Trust 2007-B5, Class B5, 0.839%, 11/7/2014	2,601,622
12,750,000	[1,2,3]	Citibank Omni Master Trust 2009-A14, Class A14, 2.964%, 8/15/2018	13,319,020
7,000,000	[1,2,3]	Golden Credit Card Trust 2012-3A, Class A, 0.664%, 7/17/2017	7,034,195
8,000,000	[1,2,3]	Gracechurch Card PLC 2010-1A, Class A, 0.814%, 11/15/2014	8,005,088
8,000,000	[1,2,3]	Gracechurch Card PLC 2011-5A, Class A, 0.764%, 4/15/2015	8,017,840
2,000,000	[1]	MBNA Credit Card Master Note Trust 2006-C1, Class C1, 0.634%, 7/15/2015	1,999,269
10,000,000	[1,2,3]	Penarth Master Issuer PLC, Class A1, 0.783%, 3/18/2014	10,002,600
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2011-1 Class A, 0.964%, 9/15/2016	6,973,540
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.014%, 6/17/2019	7,008,820
		TOTAL	94,144,270
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Equipment Lease—3.9%
$3,000,000	[2,3]	CIT Equipment Collateral 2012-VT1, Class A3, 1.43%, 8/22/2016	$3,015,847
4,000,000	[2,3]	CIT Equipment Collateral 2012-VT1, Class B, 2.29%, 8/22/2016	4,054,346
9,219,664	[1,2,3]	CLI Funding LLC 2006-1A A, Class A, 0.393%, 8/18/2021	8,907,871
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 9/15/2016	3,092,616
3,500,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	3,541,813
6,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.781%, 2/20/2017	6,042,200
4,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.701%, 6/20/2017	4,019,092
1,232,812	[2,3]	GE Equipment Midticket LLC Series 2010-1, Class A3, 0.94%, 7/14/2014	1,236,899
500,728		GE Equipment Transportation LLC, Series 2011-1, Class A2, 0.77%, 10/21/2013	501,247
4,239,751	[2,3]	Great America Leasing Receivables 2009-1, Class A4, 3.19%, 12/15/2013	4,263,816
1,500,000	[2,3]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	1,521,416
3,100,000	[2,3]	Great America Leasing Receivables 2011-1, Class C, 3.38%, 1/15/2018	3,175,691
2,000,000	[2,3]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,032,363
2,800,000	[2,3]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.00%, 9/15/2015	2,820,627
1,592,113	[2,3]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	1,596,905
		TOTAL	49,822,749
		Home Equity Loan—0.7%
398	[1,2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	336
666,533	[1]	Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 0.571%, 7/25/2035	624,119
287,763	[1]	Carrington Mortgage Loan Trust, Class A2, 0.311%, 5/25/2036	287,325
17,193	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.694%, 1/15/2028	13,976
67,290	[1]	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FF12, Class A2B, 0.471%, 11/25/2036	59,107
466,592	[1]	GSAMP Trust 2004-SEA2, Class A1, 0.581%, 3/25/2034	467,347
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,705,320
723,724	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.231%, 11/25/2034	649,526
328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	30,606
455,801	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.640%, 12/25/2035	448,382
131,764	[1,2,3]	Quest Trust 2004—X1, Class A, 0.541%, 3/25/2034	130,308
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Home Equity Loan—continued
$3,005,271	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	$2,967,233
354,990		Residential Asset Mortgage Products 2004-RS12, Class AI4, 4.62%, 3/25/2033	355,699
359,625	[1]	Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.331%, 1/25/2037	359,426
649,593	[1]	Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.361%, 5/25/2036	648,995
		TOTAL	8,747,705
		Manufactured Housing—0.0%
252,782		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	258,261
		Other—7.0%
4,070,880	[1,2,3]	ACS Pass Through Trust 2007-1A, Class G1, 0.529%, 6/14/2037	3,589,804
3,672,027	[1,2,3]	Aircraft Lease Securitization Ltd. 2007-1A, Class G3, 0.479%, 5/10/2032	3,479,246
3,897,410	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.115%, 2/25/2043	3,928,219
2,000,000	[1,2,3]	CNH Wholesale Master Note Trust, Class A, 1.014%, 12/15/2015	2,001,484
1,500,000	[1,2,3]	CNH Wholesale Master Note Trust, Class B, 1.871%, 12/15/2015	1,500,763
3,171,759	[1]	Educational Funding of the South, Inc. 2011-1, Class A1, 0.865%, 10/25/2021	3,188,500
11,500,000	[2,3]	Enterprise Fleet Financing, LLC Series 2012-1, Class A2, 1.14%, 11/20/2017	11,587,687
5,000,000	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.301%, 10/25/2025	5,067,000
2,000,000	[1,2,3]	PFS Financing Corp. 2012-AA, Class A, 1.414%, 2/15/2016	2,017,144
303,740	[1]	SLM Student Loan Trust 2006-C, Class A2, 0.439%, 9/15/2020	303,846
2,120,442	[1,2,3]	SLM Student Loan Trust 2010-C, Class A1, 1.864%, 12/15/2017	2,124,886
4,210,854	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.811%, 11/25/2027	4,248,012
3,710,805	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.214%, 10/15/2024	3,726,253
1,682,461	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.614%, 8/15/2025	1,701,272
6,620,350	[1,2,3]	SLM Student Loan Trust 2012-B, Class A1, 1.314%, 12/15/2021	6,673,955
7,112,596	[1,2,3]	SLM Student Loan Trust 2012-C, Class A1, 1.314%, 8/15/2023	7,158,355
3,388,299	[2,3]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	3,533,761
2,162,236	[2,3]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	2,207,014
2,511,164	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	2,569,806
2,789,991	[2,3]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	2,830,580
9,500,000	[2,3]	Textainer Marine Containers Ltd. 2012-1A, Class A, 4.25%, 4/15/2027	9,780,592
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Other—continued
$4,791,667	[2,3]	Triton Container Finance LLC 2012-1A, Class A, 4.21%, 5/14/2027	$5,020,128
		TOTAL	88,238,307
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $479,278,091)	483,942,188
		Collateralized Mortgage Obligations—14.7%
		Commercial Mortgage—3.9%
5,467,959		Bank of America Commercial Mortgage, Inc., Class A3, 5.449%, 1/15/2049	5,743,669
586,759		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	595,282
3,682,028	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,892,150
2,211,004	[1]	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	2,229,742
6,271,870	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	6,806,197
167,474		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	612
3,954,886	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	4,268,044
5,230,325	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,590,029
4,578,374		JP Morgan Chase Commercial Mortgage Securities 2012-C6, Class A1, 1.031%, 5/15/2045	4,613,829
2,117,869	[2,3]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	2,174,756
99,585	[1]	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.653%, 6/11/2042	100,775
7,481,000		WF-RBS Commercial Mortgage Trust 2011-C5, Class A2, 2.684%, 11/15/2044	7,939,718
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.414%, 6/15/2045	5,034,640
		TOTAL	48,989,443
		Federal Home Loan Mortgage Corporation—1.6%
2,272		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	2,428
8,421		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	8,547
37,176		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	39,386
57,488		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	64,235
44,014		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	46,859
399,785	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.564%, 2/15/2018	401,167
62,850		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	64,474
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Federal Home Loan Mortgage Corporation—continued
$150,915		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	$156,893
159,022		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	170,211
197,792		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	215,163
3,360,827	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.514%, 2/15/2036	3,366,089
480,230	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.674%, 2/15/2034	482,971
2,287,881	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.614%, 7/15/2036	2,297,149
1,063,689	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.964%, 7/15/2036	1,077,628
8,858,850		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	9,313,954
1,827,161	[1]	Federal Home Loan Mortgage Corp. REMIC MS 1128 F, 1.124%, 7/15/2037	1,864,439
203,762	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	228,333
		TOTAL	19,799,926
		Federal National Mortgage Association—2.7%
88,845		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	104,076
2,789		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	3,217
64,301		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	72,701
58,300	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	66,190
4,226	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	4,378
17,440		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	19,471
2,851		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	2,861
404,572		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	465,995
29,398		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	31,227
162,052	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.711%, 9/25/2032	163,637
54,013		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	57,053
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Federal National Mortgage Association—continued
$6,775	[1]	Federal National Mortgage Association REMIC 2003-47 FP, 0.561%, 9/25/2032	$6,777
89,656		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	92,487
1,203,457	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.641%, 6/25/2036	1,209,685
6,139,725	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.661%, 7/25/2037	6,187,416
1,051,596	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.211%, 6/25/2037	1,075,590
1,404,496	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.011%, 5/25/2039	1,423,790
431,623	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.711%, 8/25/2039	434,619
1,631,451	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.061%, 4/25/2037	1,662,484
3,240,044	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 0.751%, 7/25/2037	3,268,019
8,857,882	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.661%, 3/25/2041	8,876,185
8,941,091	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.611%, 2/25/2042	8,969,733
109,003		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	119,694
95,992		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	109,229
		TOTAL	34,426,514
		Government Agency—0.3%
2,885,156		NCUA Guaranteed Notes 2010-C1, Class A1, 1.60%, 10/29/2020	2,936,079
1,604,216	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.669%, 1/8/2020	1,610,483
		TOTAL	4,546,562
		Non-Agency Mortgage—6.2%
305,964	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	313,992
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2010-2A, Class 1A1, 1.835%, 5/17/2060	5,045,939
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 2A1, 2.135%, 5/17/2060	5,165,269
2,275,905	[1,2,3]	Arran Residential Mortgages Funding Series 2011-1A, Class A1C, 1.634%, 11/19/2047	2,281,647
23,128	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.099%, 3/25/2033	22,552
143,601	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.624%, 2/3/2029	48,981
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Non-Agency Mortgage—continued
$366,790	[1]	Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	$357,548
61,246		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	64,136
4,079,516	[1,2,3]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.00%, 6/25/2042	4,098,119
12,577,940	[1,2,3]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.725%, 10/18/2054	12,777,775
80,214	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	56,551
5,186,124	[1,2,3]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.740%, 10/15/2054	5,241,778
4,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.690%, 10/15/2054	4,053,620
4,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1A, Class A2, 1.990%, 10/15/2054	4,106,060
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.481%, 2/25/2037	229,577
5,000,000	[1,2,3]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.834%, 12/22/2054	5,103,319
4,000,000	[1,2,3]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.740%, 7/15/2042	4,053,264
4,750,000	[1,2,3]	Permanent Master Issuer Trust 2010-1, Class 1A, 1.490%, 7/15/2042	4,759,613
370,694	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.644%, 9/25/2034	294,930
120,517		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	133,596
18,393	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.999%, 1/28/2027	16,060
545,851	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.75%, 2/25/2040	548,594
3,115,614	[1]	Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	3,227,041
3,070,579	[1]	Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	3,193,946
1,410,287	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.47%, 1/25/2042	1,481,641
9,000,000	[1,2,3]	Silverstone Master Issuer 2010-1A, Class A1, 1.719%, 1/21/2055	9,103,786
1,000,000	[1,2,3]	Silverstone Master Issuer 2012-1A, Class 1A, 1.867%, 1/21/2055	1,028,401
367,081		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	423,632
977,819	[1]	Washington Mutual 2006-AR15, Class 1A, 0.994%, 11/25/2046	749,464
1,016,626	[1]	Washington Mutual 2006-AR17, Class 1A, 0.974%, 12/25/2046	714,232
91,145	[1]	Wells Fargo Mortgage-Backed Securities Trust 2004-I, Class 1A1, 2.772%, 7/25/2034	91,130
		TOTAL	78,786,193
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $185,517,850)	186,548,638
		Corporate Bonds—32.7%
		Basic Industry - Chemicals—0.9%
5,000,000		Dow Chemical Co., Sr. Unsecd. Note, 5.90%, 2/15/2015	5,567,370
417,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	420,797
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Basic Industry - Chemicals—continued
$3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	$3,664,853
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,053,517
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,017,778
		TOTAL	11,724,315
		Basic Industry - Metals & Mining—2.4%
7,000,000		Alcan, Inc., 5.00%, 6/1/2015	7,707,728
4,000,000	[2,3]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.15%, 9/27/2013	4,029,984
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,086,334
1,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,021,157
2,000,000	[1]	ArcelorMittal, Sr. Unsecd. Note, 9.25%, 2/15/2015	2,221,014
2,000,000		Barrick Gold Financeco LLC, Company Guarantee, 6.125%, 9/15/2013	2,096,150
4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,300,900
7,000,000	[2,3]	Xstrata Finance (Canada) Ltd., Series 144A, 2.85%, 11/10/2014	7,185,360
		TOTAL	30,648,627
		Capital Goods - Aerospace & Defense—0.4%
3,585,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	3,587,409
1,500,000		Raytheon Co., Sr. Unsecd. Note, 1.40%, 12/15/2014	1,529,268
		TOTAL	5,116,677
		Capital Goods - Diversified Manufacturing—0.8%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,552,137
2,500,000	[1]	General Electric Capital Corp., Floating Rate Note, Series MTN, 0.575%, 11/1/2012	2,500,000
2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,128,734
1,000,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,120,189
2,000,000		Textron Financial Corp., 5.40%, 4/28/2013	2,041,490
		TOTAL	10,342,550
		Communications - Media & Cable—1.1%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,149,531
4,530,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	4,847,000
7,000,000		NBCUniversal Media LLC, 3.65%, 4/30/2015	7,506,618
		TOTAL	13,503,149
		Communications - Media Noncable—0.1%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,528,400
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Communications - Telecom Wireless—0.9%
$7,250,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	$7,686,624
3,000,000	[2,3]	SBA Tower Trust, Series 144A, 4.254%, 4/15/2015	3,159,442
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,105,704
		TOTAL	11,951,770
		Communications - Telecom Wirelines—1.0%
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,904,739
2,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,066,308
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,599,261
2,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	2,065,000
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,012,500
		TOTAL	12,647,808
		Consumer Cyclical - Automotive—1.9%
6,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 0.972%, 3/28/2014	6,025,182
1,250,000		DaimlerChrysler North America Holding Corp., 0.972%, 11/15/2013	1,324,555
3,000,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	3,107,052
2,000,000	[2,3]	Nissan Motor Acceptance Corp., Note, Series 144A, 3.25%, 1/30/2013	2,012,410
6,700,000	[2,3]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 1.625%, 3/22/2015	6,804,594
5,000,000	[2,3]	Volkswagen International Finance NV, Sr. Unsecd. Note, Series 144A, 1.625%, 8/12/2013	5,047,850
		TOTAL	24,321,643
		Consumer Cyclical - Entertainment—0.4%
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,055,190
		Consumer Cyclical - Retailers—0.1%
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	676,627
1,000,000		Wal-Mart Stores, Inc., Note, 4.55%, 5/1/2013	1,020,647
		TOTAL	1,697,274
		Consumer Cyclical - Services—0.2%
2,000,000		eBay, Inc., Sr. Unsecd. Note, 0.875%, 10/15/2013	2,006,152
		Consumer Non-Cyclical - Food/Beverage—2.3%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	1,090,675
2,500,000		Bottling Group LLC, Company Guarantee, 4.625%, 11/15/2012	2,502,907
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,087,376
3,920,000		Coca-Cola Enterprises, Inc., 7.375%, 3/3/2014	4,275,614
700,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	701,778
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$1,500,000		Kellogg Co., 4.25%, 3/6/2013	$1,519,062
2,000,000	[2,3]	Kraft Foods Group, Inc., Sr. Unsecd. Note, Series 144A, 1.625%, 6/4/2015	2,041,642
1,425,000	[2,3]	Miller Brewing Co., Note, Series 144A, 5.50%, 8/15/2013	1,481,520
7,000,000	[2,3]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,387,569
4,600,000	[2,3]	SABMiller PLC, Note, Series 144A, 6.50%, 7/1/2016	5,454,961
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,303,614
		TOTAL	28,846,718
		Consumer Non-Cyclical - Health Care—0.1%
500,000		Boston Scientific Corp., 4.50%, 1/15/2015	536,097
1,000,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,006,178
		TOTAL	1,542,275
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,572,569
		Consumer Non-Cyclical - Products—0.1%
900,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	945,014
		Consumer Non-Cyclical - Supermarkets—0.1%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,193,501
		Consumer Non-Cyclical - Tobacco—0.3%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,357,556
2,000,000		Altria Group, Inc., Company Guarantee, 8.50%, 11/10/2013	2,156,048
		TOTAL	3,513,604
		Credit Card—0.6%
4,500,000	[1]	BA Credit Card Trust, Series B4, 5.45%, 9/18/2013	7,462,531
		Energy - Independent—0.3%
3,500,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.15%, 2/1/2013	3,539,410
		Energy - Integrated—2.6%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,378,795
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,969,252
10,000,000		Hess Corp., 7.00%, 2/15/2014	10,797,180
2,900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	2,996,323
4,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	4,563,340
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,204,201
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,092,394
		TOTAL	33,001,485
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Oil Field Services—0.6%
$333,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	$350,626
2,000,000	[1,2,3]	Schlumberger Investment SA, Floating Rate Note—Sr. Note, Series 144A, 0.954%, 9/12/2014	2,012,036
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	5,011,690
		TOTAL	7,374,352
		Financial Institution - Banking—5.9%
1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,316,463
8,650,000		Bank of America Corp., Note, 4.50%, 4/1/2015	9,269,686
6,333,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	6,956,509
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,021,183
5,500,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	5,810,970
5,600,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	5,875,167
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	2,085,400
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	2,000,000
5,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	5,252,305
3,000,000	[1]	J.P. Morgan Chase & Co., Floating Rate Note—Sr. Note, Series MTN, 1.139%, 5/2/2014	3,018,912
3,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, Series FRN, 1.916%, 1/24/2014	3,020,664
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,248,649
2,625,000	[2,3]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 2.50%, 11/13/2012	2,626,147
2,000,000	[2,3]	Nordea Bank Sweden AB, Sub. Note, Series 144A, 5.25%, 11/30/2012	2,005,444
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,061,266
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,076,848
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,118,332
2,000,000		US Bancorp, 4.20%, 5/15/2014	2,113,744
1,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	1,005,116
5,000,000		Wachovia Corp., Sub., 5.25%, 8/1/2014	5,368,940
3,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, Series FRN, 1.287%, 6/26/2015	3,035,550
3,000,000		Wells Fargo & Co., Sub. Note, 4.95%, 10/16/2013	3,126,339
2,500,000	[2,3]	Westpac Securities NZ Ltd., Company Guarantee, Series 144A, 2.625%, 1/28/2013	2,512,675
		TOTAL	74,926,309
		Financial Institution - Brokerage—0.3%
1,750,000	[1]	BlackRock, Inc., Floating Rate Note—Sr. Note, 0.731%, 5/24/2013	1,754,349
2,750,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	2,754,988
		TOTAL	4,509,337
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—1.9%
$1,000,000		American Express Credit Corp., Series C, 7.30%, 8/20/2013	$1,053,934
1,250,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	1,283,492
2,000,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.125%, 2/11/2013	2,009,782
3,000,000	[1]	General Electric Capital Corp., Floating Rate Note—Sr. Note, 1.201%, 1/7/2014	3,024,297
6,000,000	[1]	General Electric Capital Corp., Floating Rate Note—Sr. Note, Series MTN, 1.016%, 4/24/2014	6,049,134
1,250,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.45%, 1/15/2013	1,262,448
1,000,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	1,038,750
4,000,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	4,242,340
4,000,000		MBNA Corp., Note, 6.125%, 3/1/2013	4,069,768
		TOTAL	24,033,945
		Financial Institution - Insurance - Health—0.1%
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 1.250%, 7/15/2027	702,500
		Financial Institution - Insurance - Life—1.3%
3,580,000		American International Group, Inc., Sr. Unsecd. Note, 3.65%, 1/15/2014	3,688,266
4,000,000	[1]	MetLife, Inc., Floating Rate Note—Sr. Note, 1.692%, 8/6/2013	4,037,120
2,000,000	[1,2,3]	New York Life Global Funding, Floating Rate Note—Sr. Secured Note, Series 144A, 0.614%, 4/4/2014	2,005,184
5,500,000	[2,3]	New York Life Global Funding, Sr. Secd. Note, Series 144A, 1.85%, 12/13/2013	5,577,462
1,000,000		Prudential Financial, Inc., Series MTN, 5.15%, 1/15/2013	1,009,316
		TOTAL	16,317,348
		Financial Institution - Insurance - P&C—0.6%
2,000,000	[1]	Berkshire Hathaway, Inc., Floating Rate Note—Sr. Note, Series FRN, 1.135%, 8/15/2014	2,023,998
4,500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	5,145,179
		TOTAL	7,169,177
		Financial Institution - REITs—0.8%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 4/15/2014	1,863,957
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,236,730
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,398,848
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.30%, 5/30/2013	2,051,880
		TOTAL	10,551,415
		Technology—2.3%
7,850,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 0.644%, 3/14/2014	7,883,904
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$1,250,000		Dell, Inc., 4.70%, 4/15/2013	$1,273,501
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.25%, 9/13/2013	2,001,180
8,184,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.55%, 5/30/2014	8,182,707
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,226,750
2,000,000		Microsoft Corp., Sr. Note, 0.875%, 9/27/2013	2,010,442
1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	1,034,915
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,275,398
		TOTAL	28,888,797
		Transportation - Services—0.3%
4,000,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.125%, 5/11/2015	4,084,372
		Utility - Diversified—0.2%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,137,786
		Utility - Electric—1.6%
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 1.80%, 3/15/2014	2,030,564
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,058,833
500,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	505,361
1,000,000	[2,3]	Electricite De France SA, Series 144A, 5.50%, 1/26/2014	1,057,674
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,032,228
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,163,244
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,067,402
2,280,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,369,118
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,213,516
1,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	1,514,396
2,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, Series G, 0.85%, 8/15/2014	2,013,792
		TOTAL	20,026,128
		Utility - Natural Gas Pipelines—0.1%
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,080,367
		TOTAL CORPORATE BONDS (IDENTIFIED COST $404,710,183)	413,962,495
		Mortgage-Backed Securities—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
19,705		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	21,434
23,519		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	26,312
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Mortgage-Backed Securities—continued
		Federal Home Loan Mortgage Corporation—continued
$77,687		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	$83,770
9,919		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	10,668
		TOTAL	142,184
		Federal National Mortgage Association—0.0%
16,757		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	17,878
9,270		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	9,701
13,663		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	14,847
83,005		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	95,569
		TOTAL	137,995
		Government National Mortgage Association—0.0%
50,284		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	58,005
9,525		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	11,237
183		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	183
		TOTAL	69,425
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $323,294)	349,604
		U.S. Treasury—4.1%
15,000,000		United States Treasury Note, 1.00%, 3/31/2017	15,238,779
10,000,000		United States Treasury Note, 1.75%, 7/31/2015	10,374,598
5,000,000		United States Treasury Note, 2.50%, 3/31/2015	5,259,974
20,000,000	[5]	United States Treasury Note, 2.50%, 4/30/2015	21,068,830
		TOTAL U.S. TREASURY (IDENTIFIED COST $50,271,191)	51,942,181
		MUTUAL FUNDS—9.5%[6]
819,989		Emerging Markets Fixed Income Core Fund	28,101,882
2,803,377		Federated Bank Loan Core Fund	28,594,444
3,779,039		Federated Mortgage Core Portfolio	38,697,359
5,001,725	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.16%	5,001,725
615,660		Federated Project and Trade Finance Core Fund	6,039,623
2,135,353		High Yield Bond Portfolio	14,242,807
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $117,323,148)	120,677,840
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	REPURCHASE AGREEMENT—1.7%
$21,501,000	Interest in $4,205,000,000 joint repurchase agreement 0.33%, dated 10/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,205,038,546 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,323,204,087 (purchased with proceeds from securities lending collateral). (AT COST)	$21,501,000
	TOTAL INVESTMENTS—101.4% (IDENTIFIED COST $1,264,432,331)[8]	1,284,629,101
	OTHER ASSETS AND LIABILITIES - NET—(1.4)%[9]	(17,287,618)
	TOTAL NET ASSETS—100%	$1,267,341,483
At October 31, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
9/18/2013	4,745,921 Pound Sterling	$7,290,684	$(360,282)
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities amounted to $471,134,285, which represented 37.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2012, these liquid restricted securities amounted to $470,982,087, which represented 37.2% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
6	Affiliated holdings.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $1,264,468,215.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$5,705,155	$—	$5,705,155
Asset-Backed Securities	—	475,365,446[2]	8,576,742	483,942,188
Collateralized Mortgage Obligations	—	186,427,046	121,592	186,548,638
Corporate Bonds	—	413,962,495	—	413,962,495
Mortgage-Backed Securities	—	349,604	—	349,604
U.S. Treasury	—	51,942,181	—	51,942,181
Mutual Funds	114,638,217	6,039,623	—	120,677,840
Repurchase Agreement	—	21,501,000	—	21,501,000
TOTAL SECURITIES	$114,638,217	$1,161,292,550	$8,698,334	$1,284,629,101
OTHER FINANCIAL INSTRUMENTS[3]	$—	$(360,282)	$—	$(360,282)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $22,012,988 of asset-backed securities transferred from Level 3 to Level 2 because observable market data was obtained for securities. These transfers represent the value of the securities at the beginning of the period.
3	Other financial instruments include foreign exchange contracts.
Semi-Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Securities	Investments in Collateralized Mortgage Obligations
Balance as of May 1, 2012	$25,557,905	$132,279
Realized gain (loss)	6,018	1,376
Change in unrealized appreciation (depreciation)	35,635	8,224
Purchases	5,000,000	3,763
(Sales)	(7,012,016)	(24,050)
(Transfers out of Level 3)	(15,010,800)	—-
Balance as of October 31, 2012	$8,576,742	$121,592
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at October 31, 2012.	$35,635	$8,224
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2012	Year Ended April 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$8.65	$8.64	$8.56	$8.11	$8.29	$8.41
Income From Investment Operations:
Net investment income	0.06	0.15[1]	0.15	0.20	0.28	0.33
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.05	0.00[2]	0.07	0.45	(0.17)	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.15	0.22	0.65	0.11	0.21
Less Distributions:
Distributions from net investment income	(0.06)	(0.14)	(0.14)	(0.20)	(0.29)	(0.33)
Net Asset Value, End of Period	$8.70	$8.65	$8.64	$8.56	$8.11	$8.29
Total Return[3]	1.30%	1.79%	2.61%	8.04%	1.40%	2.53%
Ratios to Average Net Assets:
Net expenses	1.10%[4]	1.09%	1.09%	1.09%	1.09%	1.09%
Net investment income	1.36%[4]	1.70%	1.75%	2.36%	3.50%	3.94%
Expense waiver/reimbursement[5]	0.24%[4]	0.23%	0.25%	0.26%	0.34%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$137,959	$130,880	$100,026	$94,070	$45,999	$45,005
Portfolio turnover	9%	32%	30%	38%	53%	45%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2012	Year Ended April 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$8.65	$8.64	$8.56	$8.11	$8.29	$8.41
Income From Investment Operations:
Net investment income	0.08	0.20[1]	0.20	0.25	0.33	0.38
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.06	0.00[2]	0.07	0.45	(0.17)	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.20	0.27	0.70	0.16	0.26
Less Distributions:
Distributions from net investment income	(0.09)	(0.19)	(0.19)	(0.25)	(0.34)	(0.38)
Net Asset Value, End of Period	$8.70	$8.65	$8.64	$8.56	$8.11	$8.29
Total Return[3]	1.59%	2.38%	3.20%	8.67%	1.99%	3.12%[4]
Ratios to Average Net Assets:
Net expenses	0.52%[5]	0.52%	0.52%	0.51%	0.52%	0.52%
Net investment income	1.94%[5]	2.27%	2.33%	2.94%	4.09%	4.51%
Expense waiver/reimbursement[6]	0.23%[5]	0.22%	0.24%	0.25%	0.33%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$526,680	$502,109	$474,795	$402,259	$176,546	$175,985
Portfolio turnover	9%	32%	30%	38%	53%	45%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by an affiliated shareholder services provider which had an impact of 0.12% on the total return.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2012	Year Ended April 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$8.65	$8.64	$8.56	$8.11	$8.29	$8.41
Income From Investment Operations:
Net investment income	0.08	0.18[1]	0.18	0.23	0.32	0.36
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.05	0.01	0.08	0.45	(0.18)	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.19	0.26	0.68	0.14	0.24
Less Distributions:
Distributions from net investment income	(0.08)	(0.18)	(0.18)	(0.23)	(0.32)	(0.36)
Net Asset Value, End of Period	$8.70	$8.65	$8.64	$8.56	$8.11	$8.29
Total Return[2]	1.49%	2.19%	3.01%	8.46%	1.80%	2.92%
Ratios to Average Net Assets:
Net expenses	0.71%[3]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.74%[3]	2.06%	2.14%	2.75%	3.88%	4.32%
Expense waiver/reimbursement[4]	0.27%[3]	0.27%	0.29%	0.30%	0.38%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$361,066	$544,565	$314,236	$266,638	$63,342	$23,430
Portfolio turnover	9%	32%	30%	38%	53%	45%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class Y Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2012	Year Ended April 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$8.65	$8.64	$8.56	$8.11	$8.29	$8.41
Income From Investment Operations:
Net investment income	0.09	0.21[1]	0.21	0.26	0.34	0.39
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.05	0.01	0.08	0.45	(0.17)	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.22	0.29	0.71	0.17	0.27
Less Distributions:
Distributions from net investment income	(0.09)	(0.21)	(0.21)	(0.26)	(0.35)	(0.39)
Net Asset Value, End of Period	$8.70	$8.65	$8.64	$8.56	$8.11	$8.29
Total Return[2]	1.68%	2.55%	3.37%	8.84%	2.16%	3.28%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.11%[3]	2.44%	2.50%	3.04%	4.26%	4.67%
Expense waiver/reimbursement[4]	0.23%[3]	0.22%	0.24%	0.25%	0.33%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$241,636	$199,281	$263,115	$114,145	$12,062	$12,772
Portfolio turnover	9%	32%	30%	38%	53%	45%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2012 (unaudited)
Assets:
Total investment in securities, at value including $21,068,830 of securities loaned and $120,677,840 of investment in affiliated holdings (Note 5) (identified cost $1,264,432,331)		$1,284,629,101
Income receivable		5,501,452
Receivable for shares sold		3,739,069
TOTAL ASSETS		1,293,869,622
Liabilities:
Payable for shares redeemed	$3,899,987
Unrealized depreciation on foreign exchange contracts	360,282
Payable for collateral due to broker for securities lending	21,501,000
Income distribution payable	331,220
Payable for distribution services fee (Note 5)	96,966
Payable for shareholder services fee (Note 5)	201,198
Accrued expenses	137,486
TOTAL LIABILITIES		25,528,139
Net assets for 145,709,054 shares outstanding		$1,267,341,483
Net Assets Consist of:
Paid-in capital		$1,257,590,089
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		19,836,519
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(10,598,690)
Undistributed net investment income		513,565
TOTAL NET ASSETS		$1,267,341,483
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share $137,958,557 ÷ 15,860,885 shares outstanding, no par value, unlimited shares authorized		$8.70
Offering price per share (100/99.00 of $8.70)		$8.79
Redemption proceeds per share		$8.70
Institutional Shares:
Net asset value per share ($526,680,463 ÷ 60,546,557 shares outstanding), no par value, unlimited shares authorized		$8.70
Service Shares:
Net asset value per share ($361,066,318 ÷ 41,521,976 shares outstanding), no par value, unlimited shares authorized		$8.70
Class Y Shares:
Net asset value per share ($241,636,145 ÷ 27,779,636 shares outstanding), no par value, unlimited shares authorized		$8.70
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended October 31, 2012 (unaudited)
Investment Income:
Interest (including income on securities loaned of $708 and net of foreign taxes withheld of $2,434)		$13,238,552
Dividends received from affiliated holdings (Note 5)		2,628,150
Investment income allocated from affiliated partnership (Note 5)		843,742
TOTAL INCOME		16,710,444
Expenses:
Investment adviser fee (Note 5)	$2,715,880
Administrative fee (Note 5)	530,047
Custodian fees	31,182
Transfer and dividend disbursing agent fees and expenses	490,035
Directors'/Trustees' fees	3,765
Auditing fees	12,326
Legal fees	3,998
Portfolio accounting fees	104,140
Distribution services fee (Note 5)	693,554
Shareholder services fee (Note 5)	1,202,717
Account administration fee (Note 2)	9,884
Share registration costs	64,320
Printing and postage	24,972
Insurance premiums	2,861
Miscellaneous	3,795
TOTAL EXPENSES	5,893,476
Semi-Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,568,709)
Waiver of administrative fee	(8,949)
Waiver of distribution services fee	(107,674)
Reimbursement of shareholder services fee	(2,844)
TOTAL WAIVERS AND REIMBURSEMENTS		$(1,688,176)
Net expenses			$4,205,300
Net investment income			12,505,144
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $1,638,893 on sales of investments in affiliated holdings (Note 5))			308,304
Net realized loss on swap contracts			(429,444)
Net realized gain on investments allocated from affiliated partnership (Note 5)			359,849
Realized gain distribution from affiliated investment company shares (Note 5)			9,033
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			7,764,630
Net realized and unrealized gain on investments, swap contracts and foreign currency transactions			8,012,372
Change in net assets resulting from operations			$20,517,516
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 10/31/2012	Year Ended 4/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,505,144	$23,067,662
Net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	247,742	1,064,871
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	7,764,630	505,207
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,517,516	24,637,740
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(937,450)	(1,843,191)
Institutional Shares	(5,162,407)	(11,285,932)
Service Shares	(4,329,778)	(3,101,268)
Class Y Shares	(2,407,884)	(6,348,466)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,837,519)	(22,578,857)
Share Transactions:
Proceeds from sale of shares	225,874,193	989,709,191
Net asset value of shares issued to shareholders in payment of distributions declared	10,878,663	17,230,342
Cost of shares redeemed	(353,925,204)	(784,335,724)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(117,172,348)	222,603,809
Change in net assets	(109,492,351)	224,662,692
Net Assets:
Beginning of period	1,376,833,834	1,152,171,142
End of period (including undistributed net investment income of $513,565 and $845,940, respectively)	$1,267,341,483	$1,376,833,834
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
October 31, 2012 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares, Service Shares and Class Y Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended October 31, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Institutional Shares	$1,122
Service Shares	8,762
TOTAL	$9,884
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
At October 31, 2012, the Fund had no outstanding swap contracts.
The average notional amount of Swap contracts held by the Fund throughout the period was $1,428,571. This is based on amounts held as of each month-end throughout the six month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have
Semi-Annual Shareholder Report

market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
At October 31, 2012, the Fund had no outstanding futures contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $239,624. This is based on the contracts held as of each month-end throughout the six month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Semi-Annual Shareholder Report

As of October 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$21,068,830	$21,501,000
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.624%, 2/3/2029	7/9/1999	$117,551	$48,981
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$80,741	$56,551
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$30,606
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.999%, 1/28/2027	2/5/1998	$54,872	$16,060
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$360,282
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$(429,444)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$31,840
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2012		Year Ended 4/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,764,647	$32,647,764	10,590,548	$91,324,505
Shares issued to shareholders in payment of distributions declared	106,127	920,636	207,124	1,785,169
Shares redeemed	(3,144,111)	(27,247,871)	(7,241,662)	(62,359,055)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	726,663	$6,320,529	3,556,010	$30,750,619
Semi-Annual Shareholder Report

	Six Months Ended 10/31/2012		Year Ended 4/30/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,585,655	$91,774,904	26,376,676	$227,553,262
Shares issued to shareholders in payment of distributions declared	457,831	3,971,357	1,060,037	9,138,935
Shares redeemed	(8,558,342)	(74,223,213)	(24,334,060)	(209,680,632)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,485,144	$21,523,048	3,102,653	$27,011,565
	Six Months Ended 10/31/2012		Year Ended 4/30/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,902,150	$33,806,898	58,698,542	$506,557,392
Shares issued to shareholders in payment of distributions declared	473,606	4,106,908	309,572	2,671,510
Shares redeemed	(25,821,781)	(223,965,071)	(32,410,923)	(280,398,500)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(21,446,025)	$(186,051,265)	26,597,191	$228,830,402
	Six Months Ended 10/31/2012		Year Ended 4/30/2012
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	7,805,063	$67,644,627	19,046,946	$164,274,032
Shares issued to shareholders in payment of distributions declared	216,611	1,879,762	421,614	3,634,728
Shares redeemed	(3,285,142)	(28,489,049)	(26,883,959)	(231,897,537)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	4,736,532	$41,035,340	(7,415,399)	$(63,988,777)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(13,497,686)	$(117,172,348)	25,840,455	$222,603,809
4. FEDERAL TAX INFORMATION
At October 31, 2012, the cost of investments for federal tax purposes was $1,264,468,215. The net unrealized appreciation/depreciation of investments for federal tax purposes excluding: (a) any unrealized depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $20,160,886. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,558,381 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,397,495.
At April 30, 2012, the Fund had a capital loss carryforward of $10,291,628 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum
Semi-Annual Shareholder Report

of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2013	$5,495,264	NA	$5,495,264
2014	$2,592,863	NA	$2,592,863
2015	$801,392	NA	$801,392
2016	$1,402,109	NA	$1,402,109
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2012, the Adviser voluntarily waived $1,551,243 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2012, FAS waived $8,949 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC.
Semi-Annual Shareholder Report

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Service Shares	0.15%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$330,833	$(2,135)
Service Shares	362,721	(105,539)
TOTAL	$693,554	$(107,674)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2012, FSC retained $420,814 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended October 31, 2012, FSC retained $294 in sales charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended October 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$165,416	$—
Institutional Shares	441,528	(2,844)
Service Shares	595,773	—
TOTAL	$1,202,717	$(2,844)
For the six months ended October 31, 2012, FSSC received $27,518 of fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 1.10%, 0.52%,
Semi-Annual Shareholder Report

0.71% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended October 31, 2012, the Adviser reimbursed $17,466. Transactions involving the affiliated holdings during the six months ended October 31, 2012, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 4/30/2012	984,018	2,734,371	4,685,117	63,190,135	600,628	3,475,675	75,669,944
Purchases/ Additions	—	69,006	72,396	148,832,030	15,032	154,446	149,142,910
Sales/ Reductions	164,029	—	978,474	207,020,440	—	1,494,768	209,657,711
Balance of Shares Held 10/31/2012	819,989	2,803,377	3,779,039	5,001,725	615,660	2,135,353	15,155,143
Value	$28,101,882	$28,594,444	$38,697,359	$5,001,725	$6,039,623	$14,242,807	$120,677,840
Dividend Income/ Allocated Investment Income	$843,742	$698,435	$741,501	$30,705	$138,132	$1,019,377	$3,471,892
Capital Gain Distributions/ Allocated Net Realized Gain (Loss)	$359,849	$—	$—	$—	$9,033	$—	$368,882
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2012, were as follows:
Purchases	$115,112,365
Sales	$182,433,927
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2012, there were no outstanding loans. During the six months ended October 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2012, there were no outstanding loans. During the six months ended October 31, 2012, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2012	Ending Account Value 10/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,013.00	$5.58
Institutional Shares	$1,000	$1,015.90	$2.64
Service Shares	$1,000	$1,014.90	$3.61
Class Y Shares	$1,000	$1,016.80	$1.78
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.66	$5.60
Institutional Shares	$1,000	$1,022.58	$2.65
Service Shares	$1,000	$1,021.63	$3.62
Class Y Shares	$1,000	$1,023.44	$1.79
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.10%
Institutional Shares	0.52%
Service Shares	0.71%
Class Y Shares	0.35%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Federated Short Term Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Semi-Annual Shareholder Report

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a
Semi-Annual Shareholder Report

finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C209
CUSIP 31420C308
CUSIP 31420C787
31499 (12/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 21, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date December 21, 2012